Stock Option and Incentive Plan (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Option and Incentive Plan (Textual) [Abstract]
Number of shares authorized to be granted, before amendment	55,300
Number of shares authorized to be granted, after amendment	62,300
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Weighted average remaining contractual life of outstanding options	6 years 6 months 26 days
Weighted average remaining contractual life of exercisable options	4 years 11 months 27 days
Total intrinsic value of options exercised	$ 22,929	$ 19,394	$ 8,262
Value of restricted shares vested	15,594	12,376	12,105
Aggregate intrinsic value of stock options outstanding	72,382
Aggregate intrinsic value of stock options exercisable	30,662
Total income tax benefit recognized for stock-based compensation	6,254	2,350	3,677
Unrecognized compensation expense related to unvested stock options and unvested restricted stock awards	$ 41,911
Unrecognized compensation expense Weighted average Period of recognition	1 year